POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 3, 2015 TO THE

PROSPECTUS DATED MAY 26, 2015 OF:

PowerShares Russell Top 200 Equal Weight Portfolio

(formerly, PowerShares Fundamental Pure Large Core Portfolio)

PowerShares Russell Top 200 Pure Growth Portfolio

(formerly, PowerShares Fundamental Pure Large Growth Portfolio)

PowerShares Russell Top 200 Pure Value Portfolio

(formerly, PowerShares Fundamental Pure Large Value Portfoliio)

PowerShares Russell Midcap Equal Weight Portfolio

(formerly, PowerShares Fundamental Pure Mid Core Portfolio)

PowerShares Russell Midcap Pure Growth Portfolio

(formerly, PowerShares Fundamental Pure Mid Growth Portfolio)

PowerShares Russell Midcap Pure Value Portfolio

(formerly, PowerShares Fundamental Pure Mid Value Portfolio)

PowerShares Russell 2000 Equal Weight Portfolio

(formerly, PowerShares Fundamental Pure Small Core Portfolio)

PowerShares Russell 2000 Pure Growth Portfolio

(formerly, PowerShares Fundamental Pure Small Growth Portfolio)

PowerShares Russell 2000 Pure Value Portfolio

(formerly, PowerShares Fundamental Pure Small Value Portfolio)

Effective immediately, on page 41, the section titled “Additional Information About the Funds’ Strategies and Risks—Non-Principal Investment Strategies—Securities Lending” is deleted and replaced with the following:

Securities Lending

Each of PowerShares Russell Midcap Equal Weight Portfolio, PowerShares Russell Midcap Pure Growth Portfolio, PowerShares Russell Midcap Pure Value Portfolio, PowerShares Russell 2000 Pure Growth Portfolio and PowerShares Russell 2000 Pure Value Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 41, the section titled “Additional Information About the Funds’ Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending Risk” is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If a Fund that lent its securities were unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and a Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-5 SUP-1 080315

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 3, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 26, 2015

Effective immediately, on page 6, the first sentence in the section titled “Investment Strategies and Risks—Lending Portfolio Securities” is deleted and replaced with the following:

Lending Portfolio Securities. From time to time, certain Funds (as the Adviser shall so determine) may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.

Effective immediately, beginning on page 27, the first sentence in the section titled “Management—Securities Lending Agents” is deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares Russell Midcap Equal Weight Portfolio, PowerShares Russell Midcap Pure Growth Portfolio, PowerShares Russell Midcap Pure Value Portfolio, PowerShares Russell 2000 Pure Growth Portfolio, PowerShares Russell 2000 Pure Value Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SAI-2-SUP-1 080315